Nature of Operations and Summary of Significant Accounting Policies (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Offering price (in dollars per share)	$ 16.38	$ 15.27	$ 10.00
Number of shares issued to FSB Community			1.0884
Common stock, shares outstanding	1,940,661	1,934,853	1,941,688
Loan servicing rights	$ 123,755,000	$ 132,427,000
Proceeds from MSR	812,000	892,000
Capitalization of MSR	5,000	131,000
Amortization of MSR	85,000	43,000
Residential mortgage loan for foreclosure	$ 55,000	$ 37,000
Corporate federal income tax rat	21.00%	34.00%
Fairport Savings Bank
Nature Of Operations And Summary Of Significant Accounting Policies [Line Items]
Number of common stock issued	1,034,649
Offering price (in dollars per share)	$ 10.00
Proceeds from stock conversion and offering	$ 10,300,000
Conversion related expenses	1,400,000
Net proceeds from stock offering	$ 8,900,000